PROVISIONS FOR LOAN LOSSES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Net charge offs of individually significant loans	$ 302,255	$ 342,083	$ 399,277
Provisions for Loan Losses [Member] | Commercial loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Charge-off of loans	51,978	47,605	50,656
Provision applied	(36,279)	(36,383)	(37,701)
Net charge offs of individually significant loans	$ 15,699	$ 11,222	$ 12,955